Goodwill and other intangible assets - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Roll Forward]
Balance at beginning of year	$ 23,617	$ 24,107	$ 22,892
Foreign exchange translation adjustment	1,768	(490)	1,215
Balance at end of year	25,385	23,617	24,107
Cayman
Goodwill [Roll Forward]
Balance at beginning of year	551	551	551
Foreign exchange translation adjustment	0	0	0
Balance at end of year	551	551	551
Channel Islands and the UK
Goodwill [Roll Forward]
Balance at beginning of year	21,019	21,415	20,272
Foreign exchange translation adjustment	1,599	(396)	1,143
Balance at end of year	22,618	21,019	21,415
Other
Goodwill [Roll Forward]
Balance at beginning of year	2,047	2,141	2,069
Foreign exchange translation adjustment	169	(94)	72
Balance at end of year	$ 2,216	$ 2,047	$ 2,141